UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

State Street/Ramius Managed Futures Strategy Fund
 (Class A: RTSRX)
(Class I: RTSIX)

SEMI-ANNUAL REPORT
June 30, 2016

State Street/Ramius Managed Futures Strategy Fund
A series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Consolidated Schedule of Investments	4
Consolidated Statement of Assets and Liabilities	12
Consolidated Statement of Operations	13
Consolidated Statements of Changes in Net Assets	14
Consolidated Financial Highlights	15
Consolidated Notes to Financial Statements	17
Supplemental Information	33
Expense Example	39

This report and the financial statements contained herein are provided for the general information of the shareholders of the State Street/Ramius Managed Futures Strategy Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.ramiusmutualfunds.com

Dear Fellow Shareholders,

For the six month period ending June 30, 2016, the State Street/Ramius Managed Futures Strategy Fund (the “Fund”) delivered strong absolute performance, with its institutional class shares ranking in the top half of Morningstar's Managed Futures mutual fund category for the twelve months leading into this report*. Overall, in an equity market that started and ended with volatility shocks, we believe that the Fund performed in-line with how a diversified portfolio of managed futures allocations should mitigate the downside and provide diversification when most needed.

The Fund's exposure to global fixed income and currencies were by far the strongest performance contributors, accounting for the majority of positive returns during the first half of the year. Bonds largely dominated with positive performance during the equities sell-off in January, while currencies offered the larger share of positive performance at the end of June after the surprise affirmation of Brexit. In contrast, the Fund’s exposure to equities was the main performance detractor, which is probably not entirely surprising as equities rallied after the January sell-off (and rallied again, after quarter end, in the wake of Brexit).

Since the Fund’s inception, we have operated with the strong belief that a multi-manager approach to managed futures may better serve our clients because of the historically wide dispersion of returns among individual managed futures investors. Simply stated, the differences between best, middle and worst in the asset class are viewed to be so substantial that manager selection risk is extremely prominent in managed futures investing. We seek to mitigate that risk by selecting the Fund’s underlying trading advisors through a robust due diligence process, coupled with a portfolio construction process, that is aimed at combining managers with different styles, time frames, geographies and asset class exposures.

Manager selection and portfolio management efforts were also active during the first half of the year, as we looked to further optimize the Fund's portfolio of trading advisors. We believe that the resulting portfolio is diversified across asset classes and geographies with a lower expense ratio than it previously had as a result of the advisors contractual waivers that took effect May 2016 through April 30, 2017. As of June 30, 2016, the Fund invested in five trading advisors following what we consider to be two of the major components of managed futures strategies, namely trend following and quantitative global macro investing. The Fund's trend following trading advisors represented 65% of the Fund’s allocation to managed futures, with allocations to BH-DG Systematic Trading LLP, PGR Capital LLP and QMS Capital Management LP. The quantitative global macro advisors represented the remaining 35%, with allocations to IPM Informed Portfolio Management and Fulcrum Asset Management.

The Fund's performance during the first half of 2016 amidst two separate equity drawdowns reflects the managed futures strategy’s potential benefits as a portfolio diversifier and tail risk hedge attributes, which we believe are also exhibited by the strategy’s historical returns. In the first half of the year, investors showed an added interest in diversifiers and tail risk mitigators, resulting in $7.3 billion of inflows into managed futures mutual funds tracked by Morningstar, as well as large inflows into the SPDR Gold Trust (gold is a common hedge against equity market risk though, we would argue, not as effective as managed futures).

599 Lexington Avenue, New York, NY 10022

We enter the second half of the year with the effects of Brexit still looming, a recent devaluation in the Yuan, the re-emergence of an oil bear market, an escalation of worldwide terrorism and an impending election in the U.S. that coincides with a global emergence of political populism. We believe that our Fund's mission has never been more relevant for investors. We look forward to updating you on our progress and performance in our forthcoming annual report.

Sincerely,

Ramius Trading Strategies LLC

www.ramiusmutualfunds.com

*
Morningstar ranked the Fund in the 39th percentile based on its 1-year return as of 6/30/16 among 177 funds in the Managed Futures Category and ranked the Fund in the 31st percentile (among 121 funds) in the category for the 3-Year time-frame. Morningstar rankings are based on total return. Rankings shown are for Class I and may vary for other share classes. Rankings are relative to a peer group and do not necessarily mean the fund had high total returns.

Morningstar Managed Futures Category Definition:
These funds primarily trade liquid global futures, options, swaps, and foreign exchange contracts, both listed and over-the-counter. A majority of these funds follow trend-following, price-momentum strategies. Other strategies included in this category are systematic mean-reversion, discretionary global macro strategies, commodity index tracking, and other futures strategies. More than 60% of the fund's exposure is invested through derivative securities. These funds obtain exposure primarily through derivatives; the holdings are largely cash instruments.

Disclaimer
This material is as of the date indicated 6/30/16 and neither Ramius Trading Strategies LLC nor SSGA Funds Management, Inc., or any of their affiliates or representatives, makes any representation or warranty, express or implied, as to the fitness for any particular purpose of the information contained herein.

Investing involves risk including the risk of loss of principal.

Investing in futures is highly risky. Futures positions are considered highly leveraged because the initial margins are significantly smaller than the cash value of the contracts. The smaller the value of the margin in comparison to the cash value of the futures contract, the higher the leverage. There are a number of risks associated with futures investing including but not limited to counterparty credit risk, currency risk, derivatives risk, foreign issuer exposure risk, sector concentration risk, leveraging and liquidity risks.

Investing in foreign domiciled securities may involve risk of capital loss from unfavorable fluctuation in currency values, withholding taxes, from differences in generally accepted accounting principles or from economic or political instability in other nations.

599 Lexington Avenue, New York, NY 10022

Investments in emerging or developing markets may be more volatile and less liquid than investing in developed markets and may involve exposure to economic structures that are generally less diverse and mature and to political systems which have less stability than those of more developed countries.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond values and yields usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

599 Lexington Avenue, New York, NY 10022

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CERTIFICATE OF DEPOSITS – 7.8%
$3,500,000	Credit Suisse Group 1.000%, 9/27/2016	$3,503,346
3,500,000	HSBC Bank USA N.A. 0.860%, 11/1/2016	3,504,399

	TOTAL CERTIFICATE OF DEPOSITS (Cost $7,001,774)	7,007,745

	COMMERCIAL PAPER – 36.3%
3,000,000	Anheuser Busch 0.609%, 7/15/2016	2,999,300
3,500,000	Bacardi LTD. 0.710%, 7/13/2016	3,499,183
3,300,000	Ford Motor Credit Co. 0.710%, 7/8/2016	3,299,551
	Harley Davidson
1,100,000	0.659%, 7/8/2016	1,099,861
1,500,000	0.710%, 7/20/2016	1,499,446
3,500,000	Hyundai Capital 0.710%, 7/19/2016	3,498,775
3,000,000	Mohawk Industries, Inc. 0.710%, 7/6/2016	2,999,708
3,400,000	Pfizer, Inc. 0.436%, 7/18/2016	3,399,310
3,500,000	PPG Industries, Inc. 0.811%, 7/11/2016	3,499,222
3,275,000	Stanley Black & Decker, Inc. 0.588%, 7/1/2016	3,275,000
3,500,000	United Health Group, Inc. 0.659%, 7/21/2016	3,498,736

	TOTAL COMMERCIAL PAPER (Cost $32,568,092)	32,568,092

	CORPORATE BONDS – 19.8%
1,700,000	American Express Credit Corp. 0.947%, 9/22/2017[1]	1,696,692
3,500,000	Chevron Corp. 0.856%, 3/2/2018[1]	3,488,258
3,000,000	Fifth Third Bank 1.136%, 11/18/2016[1,2]	3,002,367
3,500,000	Royal Bank of Canada 1.338%, 4/15/2019[1,3]	3,500,731
	Toyota Motor Credit Corp.
1,746,000	1.090%, 7/13/2018[1]	1,750,513
1,700,000	1.023%, 1/17/2019[1]	1,698,598

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$1,670,000	Walt Disney Co. 0.984%, 5/30/2019[1]	$1,668,794
1,000,000	Wells Fargo Bank N.A. 1.232%, 9/7/2017[1]	1,001,769

	TOTAL CORPORATE BONDS (Cost $17,777,219)	17,807,722

	U.S. GOVERNMENT AND AGENCIES – 3.9%
3,500,000	Federal Home Loan Mortgage Corp. 2.000%, 8/25/2016	3,507,115

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $3,507,115)	3,507,115

	U.S. TREASURY BILLS – 4.7%
	United States Treasury Bill
1,250,000	0.402%, 9/15/2016	1,249,483
3,000,000	0.427%, 12/8/2016	2,996,250

	TOTAL U.S. TREASURY BILLS (Cost $4,243,354)	4,245,733

	U.S. TREASURY NOTES – 8.0%
	United States Treasury Note
2,400,000	0.625%, 11/15/2016	2,402,477
2,250,000	0.750%, 1/15/2017	2,253,917
2,500,000	0.625%, 8/31/2017	2,502,638

	TOTAL U.S. TREASURY NOTES (Cost $7,142,703)	7,159,032

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.2%
	PUT OPTIONS – 0.2%
	CME British Pound Futures
100	Exercise Price: $135.50, Expiration Date: July 15, 2016	214,375
	CME Canadian Dollars
96	Exercise Price: $75.50, Expiration Date: July 15, 2016	5,760
	CME E-Mini S&P 500 Futures
20	Exercise Price: $2,030.00, Expiration Date: July 15, 2016	7,250

	TOTAL PUT OPTIONS (Cost $220,261)	227,385

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $220,261)	227,385

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 0.3%
269,507	Fidelity Institutional Money Market Government Portfolio, 0.296%	$269,507

	TOTAL SHORT-TERM INVESTMENTS (Cost $269,507)	269,507

	TOTAL INVESTMENTS – 81.0% (Cost $72,730,025)	72,792,331
	Other Assets in Excess of Liabilities[4] – 19.0%	17,040,815

	TOTAL NET ASSETS – 100.0%	$89,833,146

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.0)%
	CME British Pound Futures
(16)	Exercise Price: $150.00, Expiration Date: July 15, 2016	(200)

	TOTAL CALL OPTIONS (Proceeds $14,280)	(200)

	PUT OPTIONS – (0.1)%
	CME E-Mini S&P 500 Futures
(20)	Exercise Price: $1,930.00, Expiration Date: July 15, 2016	(1,550)
	CME British Pound Futures
(100)	Exercise Price: $130.50, Expiration Date: July 15, 2016	(43,750)
	CME Canadian Dollar Futures
(96)	Exercise Price: $74.50, Expiration Date: July 15, 2016	(1,920)
		(47,220)
	TOTAL PUT OPTIONS (Proceeds $121,563)	(47,220)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $135,843)	$(47,420)

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Includes appreciation (depreciation) on forward foreign currency contracts, futures contracts, and written options contracts.

See accompanying Consolidated Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS
Purchase Contracts	Currency Exchange	Currency Amount Purchased (Sold)	Value At Settlement Date	Value At June 30, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar	AUD per USD	13,267,014	$9,813,506	$9,855,505	$41,999
British Pound	GBP per USD	3,397,243	4,720,361	4,527,639	(192,722)
Canadian Dollar	CAD per USD	13,176,306	10,312,349	10,188,188	(124,161)
Euro	EUR per USD	3,382,807	3,809,655	3,766,987	(42,668)
Japanese Yen	JPY per USD	972,773,004	9,191,060	9,444,142	253,082
New Zealand Dollar	NZD per USD	5,612,796	3,926,889	3,989,814	62,925
Norwegian Krone	NOK per USD	21,765,444	2,635,985	2,604,435	(31,550)
Swedish Krona	SEK per USD	9,590,795	1,144,007	1,138,785	(5,222)
			45,553,812	45,515,495	(38,317)

Sale Contracts
Australian Dollar	USD per AUD	(8,908,510)	(6,598,806)	(6,617,757)	(18,951)
British Pound	USD per GBP	(4,138,218)	(5,922,848)	(5,515,166)	407,682
Canadian Dollar	USD per CAD	(5,241,192)	(4,064,520)	(4,052,596)	11,924
Euro	USD per EUR	(8,098,185)	(9,176,441)	(9,017,882)	158,559
Japanese Yen	USD per JPY	(517,788,975)	(4,948,208)	(5,026,941)	(78,733)
New Zealand Dollar	USD per NZD	(1,461,350)	(1,030,203)	(1,038,790)	(8,587)
Norwegian Krone	USD per NOK	(25,431,288)	(3,136,822)	(3,043,086)	93,736
Swedish Krona	USD per SEK	(55,395,532)	(6,800,324)	(6,577,517)	222,807
			(41,678,172)	(40,889,735)	788,437
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$3,875,640	$4,625,760	$750,120

FUTURES CONTRACTS
Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2016	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	September 2016	58	$12,709,109	$12,721,031	$11,922
CBOT 5-Year U.S. Treasury Note	September 2016	42	5,089,039	5,130,891	41,852
CBOT 10-Year U.S. Treasury Note	September 2016	391	50,857,395	51,996,891	1,139,496
CBOT U.S. Long Bond	September 2016	23	3,883,633	3,963,906	80,273
CBOT U.S. Ultra Bond	September 2016	3	525,859	559,125	33,266
Eurex 2-Year Euro SCHATZ	September 2016	28	3,478,378	3,483,757	5,379
Eurex 5-Year Euro BOBL	September 2016	40	5,890,740	5,933,162	42,422
Eurex 10-Year Euro BUND	September 2016	62	11,328,567	11,503,764	175,197
Eurex 30-Year Euro BUXL	September 2016	4	788,742	871,145	82,403
Eurex Euro-BTP Italian Bond Index	September 2016	14	2,199,745	2,216,654	16,909
Eurex French Government Bond	September 2016	4	702,243	714,067	11,824
ICE Long Gilt Government Bond	September 2016	83	13,756,479	14,202,517	446,038
MSE 10-Year Canadian Bond	September 2016	56	6,340,525	6,409,153	68,628
OSE 10-Year Japanese Treasury Bond	September 2016	13	19,124,555	19,246,394	121,839
SFE 3-Year Australian Bond	September 2016	173	14,575,272	14,589,709	14,437
SFE 10-Year Australian Bond	September 2016	18	1,809,745	1,826,684	16,939
Commodity Futures
CBOT Corn	September 2016	29	616,025	529,975	(86,050)
CBOT Corn	December 2016	3	64,388	55,688	(8,700)
CBOT Soybean	November 2016	23	1,307,962	1,326,237	18,275
CBOT Soybean Meal	December 2016	10	385,910	401,000	15,090
CME Lean Hogs	August 2016	1	35,030	33,310	(1,720)
CME Live Cattle	October 2016	4	178,730	183,440	4,710
CMX Gold	August 2016	43	5,462,330	5,678,580	216,250
CMX Silver	September 2016	29	2,574,315	2,700,335	126,020
ICE Brent Crude Oil	September 2016	5	248,080	248,550	470
ICE Cocoa	September 2016	3	91,996	93,927	1,931
ICE Gasoil	August 2016	8	358,525	357,000	(1,525)
ICE Robusta Coffee	September 2016	1	17,290	17,170	(120)
LME Primary Aluminum	September 2016	4	163,527	165,125	1,598
LME Zinc	September 2016	3	152,701	157,969	5,268
NYBOT Coffee 'C'	September 2016	2	106,519	109,238	2,719
NYBOT Cotton #2	December 2016	5	162,745	160,425	(2,320)
NYBOT FCOJ-A	September 2016	2	50,602	53,159	2,557
NYBOT Sugar #11	October 2016	31	667,644	705,858	38,214
NYMEX Natural Gas	August 2016	26	736,130	760,240	24,110
NYMEX NY Harbor ULSD	August 2016	4	256,389	250,102	(6,287)
NYMEX Platinum	October 2016	5	246,960	256,075	9,115
NYMEX RBOB Gasoline	August 2016	2	130,515	126,109	(4,406)
NYMEX WTI Crude Oil	August 2016	5	253,060	241,650	(11,410)
NYMEX WTI Crude Oil	December 2016	1	50,460	50,620	160

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2016	Unrealized Appreciation (Depreciation)
Currency Futures
CME Australian Dollar	September 2016	8	$597,970	$593,920	$(4,050)
CME Canadian Dollar	September 2016	18	1,403,500	1,388,160	(15,340)
CME Euro	September 2016	37	5,247,292	5,137,219	(110,073)
CME Japanese Yen	September 2016	128	15,128,820	15,531,200	402,380
CME Mexican Peso	September 2016	61	1,663,860	1,652,185	(11,675)
CME New Zealand Dollar	September 2016	13	918,660	923,130	4,470
CME Swiss Franc	September 2016	32	4,163,382	4,105,600	(57,782)
Index Futures
CBOT E-Mini DJIA Index	September 2016	18	1,597,600	1,603,710	6,110
CME E-Mini NASDAQ 100 Index	September 2016	10	878,110	881,400	3,290
CME E-Mini S&P 500® Index	September 2016	35	3,620,159	3,657,937	37,778
EOE Amsterdam Index	July 2016	15	1,400,410	1,449,872	49,462
EOP CAC 40 Index	July 2016	58	2,686,931	2,726,457	39,526
Eurex DAX Index	September 2016	18	4,783,942	4,830,493	46,551
Eurex Euro STOXX 50 Index	September 2016	53	1,624,793	1,679,971	55,178
Eurex STOXX 600 Bank Index	September 2016	51	369,746	351,627	(18,119)
HKG Hang Seng China Enterprises Index	July 2016	7	376,614	393,575	16,961
HKG Hang Seng Index	July 2016	14	1,819,498	1,889,793	70,295
ICE FTSE 100 Index	September 2016	14	1,147,869	1,197,430	49,561
MSE S&P per TSX 60 Index	September 2016	6	751,855	756,923	5,068
NYF ICE Emerging Markets Mini Index	September 2016	41	1,633,540	1,711,135	77,595
NYF Russell 2000 Mini Index	September 2016	2	223,310	229,480	6,170
SFE SPI 200 Index	September 2016	24	2,303,511	2,313,986	10,475
SGX FTSE China A50 Index	July 2016	6	55,352	55,409	57
SGX MSCI Taiwan Index	July 2016	8	251,440	254,000	2,560
SGX Nikkei 225 Index	September 2016	18	1,448,887	1,354,923	(93,964)
SGX S&P CNX Nifty Index	July 2016	25	403,332	416,775	13,443
SSE OMXS30 Index	July 2016	55	836,497	857,962	21,465
Interest Rate Futures
CME 3-Month Eurodollar	March 2017	32	7,939,700	7,944,400	4,700
CME 3-Month Eurodollar	December 2017	23	5,696,900	5,702,563	5,663
CME 3-Month Eurodollar	June 2018	29	7,176,238	7,184,025	7,787
CME 3-Month Eurodollar	December 2018	30	7,416,363	7,423,500	7,137
CME 3-Month Eurodollar	December 2019	31	7,649,127	7,654,289	5,162
ICE 3-Month Euro Euribor	March 2017	2	556,719	557,094	375
ICE 3-Month Euro Euribor	June 2017	38	10,583,254	10,586,377	3,123
ICE 3-Month Euro Euribor	December 2017	38	10,583,740	10,587,959	4,219
ICE 90-Day Sterling	March 2017	26	4,300,340	4,313,857	13,517
ICE 90-Day Sterling	June 2017	79	13,085,681	13,107,488	21,807
ICE 90-Day Sterling	December 2017	29	4,803,219	4,811,609	8,390
ICE 90-Day Sterling	June 2018	32	5,298,325	5,307,764	9,439
ICE 90-Day Sterling	December 2018	26	4,301,172	4,310,827	9,655
MSE 3-Month Canadian Bankers' Acceptance	March 2017	4	766,621	766,486	(135)
MSE 3-Month Canadian Bankers' Acceptance	June 2017	10	1,916,225	1,916,312	87
SFE 90-Day Australian Bank Accepted Bill	December 2016	34	25,220,144	25,222,110	1,966
			342,008,507	345,371,564	3,363,057

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2016	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 5-Year U.S. Treasury Note	September 2016	(3)	$(365,789)	$(366,492)	$(703)
Eurex 2-Year Euro SCHATZ	September 2016	(78)	(9,683,691)	(9,704,752)	(21,061)
Eurex 5-Year Euro BOBL	September 2016	(3)	(442,722)	(444,987)	(2,265)
Eurex 10-Year Euro BUND	September 2016	(45)	(8,220,822)	(8,349,506)	(128,684)
ICE Long Gilt Government Bond	September 2016	(120)	(19,636,689)	(20,533,760)	(897,071)
OSE 10-Year Japanese Treasury Bond	September 2016	(6)	(8,848,388)	(8,882,951)	(34,563)
SFE 10-Year Australian Bond	September 2016	(224)	(22,504,812)	(22,732,062)	(227,250)

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2016	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Soybean	November 2016	(4)	$(201,100)	$(230,650)	$(29,550)
CBOT Soybean Oil	December 2016	(3)	(57,984)	(57,726)	258
CBOT Wheat	September 2016	(9)	(209,663)	(200,475)	9,188
CME Lean Hogs	October 2016	(6)	(169,170)	(172,080)	(2,910)
CME Live Cattle	August 2016	(5)	(232,509)	(229,650)	2,859
CMX Copper	September 2016	(23)	(1,183,463)	(1,262,413)	(78,950)
EOP Mill Wheat	December 2016	(5)	(46,338)	(44,687)	1,651
ICE Brent Crude Oil	September 2016	(3)	(157,920)	(149,130)	8,790
KCBT Hard Red Winter Wheat	September 2016	(1)	(22,600)	(21,125)	1,475
LME Nickel	September 2016	(1)	(54,010)	(56,652)	(2,642)
NYMEX Natural Gas	August 2016	(2)	(53,000)	(58,480)	(5,480)
Currency Futures
CME Australian Dollar	September 2016	(122)	(9,058,457)	(9,057,280)	1,177
CME British Pound	September 2016	(55)	(4,820,961)	(4,554,000)	266,961
CME Canadian Dollar	September 2016	(79)	(6,181,845)	(6,092,480)	89,365
CME Euro	September 2016	(14)	(1,953,219)	(1,943,813)	9,406
CME Japanese Yen	September 2016	(15)	(1,839,446)	(1,820,062)	19,384
CME Mexican Peso	September 2016	(23)	(606,855)	(622,955)	(16,100)
CME Swiss Franc	September 2016	(3)	(384,575)	(384,900)	(325)
Index Futures
CBOE Volatility Index	August 2016	(1)	(18,650)	(18,325)	325
CME E-Mini NASDAQ 100 Index	September 2016	(3)	(262,210)	(264,420)	(2,210)
CME E-Mini S&P 500® Index	September 2016	(16)	(1,639,282)	(1,672,200)	(32,918)
CME Nikkei 225 Index	September 2016	(1)	(75,950)	(79,100)	(3,150)
CME S&P 500® Index	September 2016	(5)	(2,571,282)	(2,612,750)	(41,468)
Eurex Dax Mini Index	September 2016	(7)	(373,004)	(375,705)	(2,701)
Eurex Euro STOXX 50 Index	September 2016	(55)	(1,710,581)	(1,743,366)	(32,785)
HKG Hang Seng Index	July 2016	(17)	(2,190,714)	(2,294,748)	(104,034)
ICE FTSE 100 Index	September 2016	(23)	(1,858,750)	(1,967,206)	(108,456)
MIL FTSE per MIB Index	September 2016	(5)	(454,091)	(449,400)	4,691
MSE S&P per TSX 60 Index	September 2016	(13)	(1,627,139)	(1,640,000)	(12,861)
NYF Russell 2000 Mini Index	September 2016	(3)	(329,460)	(344,220)	(14,760)
OSE Nikkei 225 Index	September 2016	(12)	(1,858,128)	(1,808,888)	49,240
OSE Nikkei 225 Mini Index	September 2016	(17)	(258,665)	(256,259)	2,406
OSE TOPIX Index	September 2016	(15)	(1,870,888)	(1,808,742)	62,146
SGX MSCI Singapore Index	July 2016	(25)	(560,421)	(588,989)	(28,568)
SGX Nikkei 225 Index	September 2016	(4)	(315,132)	(301,094)	14,038
SSE OMXS30 Index	July 2016	(29)	(436,792)	(452,380)	(15,588)
Interest Rate Futures
MSE 3-Month Canadian Bankers' Acceptance	December 2016	(33)	(6,319,347)	(6,322,874)	(3,527)
CME 3-Month Eurodollar	June 2017	(57)	(14,134,575)	(14,145,975)	(11,400)
ICE 3-Month Euro Euribor	June 2017	(25)	(6,960,517)	(6,964,722)	(4,205)
ICE 3-Month Euro Euroswiss	December 2016	(2)	(517,294)	(517,781)	(487)
30 Day Federal Funds	August 2016	(6)	(2,491,074)	(2,490,824)	250
TFX 3-Month Euroyen	December 2016	(1)	(242,133)	(242,097)	36
			(146,012,107)	(147,335,133)	(1,323,026)
TOTAL FUTURES CONTRACTS			$195,996,400	$198,036,431	$2,040,031

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accomplanying Consolidated Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type	Percent of Total Net Assets
Commercial Paper	36.3%
Corporate Bonds	19.8%
U.S. Treasury Notes	8.0%
Certificate of Deposits	7.8%
U.S. Treasury Bills	4.7%
U.S. Government and Agencies	3.9%
Short-Term Investments	0.3%
Purchased Options Contracts	0.2%
Total Investments	81.0%
Other Assets in Excess of Liabilities	19.0%
Total Net Assets	100.0%

See accomplanying Consolidated Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $72,509,764)	$72,564,946
Purchased options contracts, at value (cost $220,261)	227,385
Segregated cash at Broker	8,103,614
Segregated cash at custodian	1,738,625
Receivables:
Unrealized appreciation on forward foreign currency contracts	1,252,714
Unrealized appreciation on open futures contracts	4,340,379
Fund shares sold	74,045
Interest	82,349
Due from Broker	4,812,415
Prepaid expenses	22,176
Total assets	93,218,648

Liabilities:
Written options contracts, at value (proceeds $135,843)	47,420
Payables:
Unrealized depreciation on forward foreign currency contracts	502,594
Unrealized depreciation on open futures contracts	2,300,348
Fund shares redeemed	130,865
Unrealized depreciation on foreign currency	1,182
Trading entity fees	136,265
Advisory fees	82,180
Subadvisory fees	5,055
Distribution fees - (Note 7)	658
Auditing Fees	57,075
Fund administration fees	24,695
Fund accounting fees	14,322
Custody fees	7,929
Transfer agent fees and expenses	5,203
Chief Compliance Officer fees	3,706
Interest expense	2,792
Trustees' fees and expenses	137
Accrued other expenses	63,076
Total liabilities	3,385,502

Net Assets	$89,833,146

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$74,216,924
Accumulated net investment loss	(19,794,503)
Accumulated net realized gain on investments, foreign currency transactions, forward foreign
currency contracts, futures contracts and options contracts	32,474,873
Net unrealized appreciation (depreciation) on:
Investments	55,182
Foreign currency translations	(5,028)
Forward foreign currency contracts	750,120
Futures contracts	2,040,031
Purchased options contracts	7,124
Written options contracts	88,423
Net Assets	$89,833,146

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,204,255
Shares of beneficial interest issued and outstanding	334,459
Redemption price per share*	9.58
Maximum sales charge (5.50% of offering price)**	0.56
Maximum offering price to public	$10.14

Class I Shares:
Net assets applicable to shares outstanding	$86,628,891
Shares of beneficial interest issued and outstanding	9,014,727
Offering and Redemption price	$9.61

*	No sales charge on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions within 18 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accomplanying Consolidated Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Interest	$293,675
Total investment income	293,675

Expenses:
Advisory fees	761,336
Trading entity fees	829,200
Fund accounting fees	98,949
Legal fees	64,455
Fund administration fees	52,995
Miscellaneous	48,474
Transfer agent fees and expenses	33,651
Auditing fees	31,931
Subadvisory fees	31,215
Registration fees	21,177
Custody fees	20,796
Interest expense	17,890
Chief Compliance Officer fees	16,637
Shareholder reporting fees	10,471
Distribution fees - (Note 7)	4,150
Trustees' fees and expenses	3,709
Insurance fees	1,278

Total expenses	2,048,314
Advisory fees waived	(250,683)
Net expenses	1,797,631
Net investment loss	(1,503,956)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Forward Foreign Currency Contracts,
Futures Contracts and Options Contracts:
Net realized gain (loss) on:
Investments	2,967
Foreign currency transactions	(116,906)
Forward foreign currency contracts	249,386
Futures contracts	382,886
Purchased options contracts	14,933
Written options contracts	(7,055)
Net realized gain	526,211
Net change in unrealized appreciation/depreciation on:
Investments	98,335
Foreign currency translations	(1,052)
Forward foreign currency contracts	381,280
Futures contracts	2,472,682
Purchased options contracts	7,124
Written options contracts	88,423
Net change in unrealized appreciation/depreciation	3,046,792

Net realized and unrealized gain on investments, foreign currency, forward foreign
currency contracts, future contracts and options contracts	3,573,003

Net Increase in Net Assets from Operations	$2,069,047

See accomplanying Consolidated Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,503,956)	$(5,803,654)
Net realized gain on investments, foreign currency transactions,
forward foreign currency contracts, futures contracts and options contracts	526,211	8,451,425
Net change in unrealized appreciation/depreciation on investments, foreign currency translations, forward contracts, futures contracts
and options contracts	3,046,792	(6,032,239)
Net increase (decrease) in net assets resulting from operations	2,069,047	(3,384,468)

Distributions to Shareholders:
From net investment income:
Class A	-	(191,351)
Class I	-	(5,664,971)
From net realized gain:
Class A	-	(261)
Class I	-	(7,371)
Total distributions to shareholders	-	(5,863,954)

Capital Transactions:
Net proceeds from shares sold:
Class A	411,814	1,957,320
Class I	11,638,100	80,566,725
Reinvestment of distributions:
Class A	-	99,270
Class I	-	2,910,861
Cost of shares redeemed:
Class A1	(624,763)	(2,384,588)
Class I2	(18,564,250)	(126,856,693)
Net decrease in net assets from capital transactions	(7,139,099)	(43,707,105)

Total decrease in net assets	(5,070,052)	(52,955,527)

Net Assets:
Beginning of period	94,903,198	147,858,725
End of period	$89,833,146	$94,903,198

Accumulated net investment loss	$(19,794,503)	$(18,290,547)

Capital Share Transactions:
Shares sold:
Class A	42,558	188,511
Class I	1,190,385	7,810,983
Shares reinvested:
Class A	-	10,527
Class I	-	308,031
Shares redeemed:
Class A	(64,356)	(230,075)
Class I	(1,915,970)	(12,429,764)
Net decrease in capital share transactions	(747,383)	(4,341,787)

[1]	Net of redemption fee proceeds of $0 and $483, respectively.
[2]	Net of redemption fee proceeds of $264 and $1,641, respectively.

See accomplanying Consolidated Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Period September 13, 2011* through December 31, 2011
Net asset value, beginning of period	$9.38		$10.22		$9.76		$9.51		$9.68		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.16)		(0.46)		(0.74)		(0.37)		(0.40)		(0.11)
Net realized and unrealized gain (loss) on investments	0.36		0.18		2.14		0.62		0.23		(0.21)
Total from investment operations	0.20		(0.28)		1.40		0.25		(0.17)		(0.32)

Less Distributions:
From net investment income	-		(0.56)		(0.94)		-		-		-
From net realized gain	-		-		-	[2]	-	[2]	-		-
Total distributions	-		(0.56)		(0.94)		-		-		-

Redemption fee proceeds[1]	-		-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.58		$9.38		$10.22		$9.76		$9.51		$9.68

Total return[3]	2.13%	[4]	(2.73)%		14.41%		2.63%		(1.76)%		(3.20)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,204		$3,343		$3,958		$11,365		$2,194		$56

Ratios including the expenses and income of the Subsidiary:
Ratio of expenses before fees waived including interest expense to average net assets	4.58%	[6]	5.45%		8.58%		4.92%		5.68%	[5]	5.75%	[5,6]
Ratio of expenses after fees waived including interest expense to average net assets	4.05%	[6]	4.86%		7.98%		4.33%		4.85%		4.37%	[6]
Ratio of expenses after fees waived excluding interest expense to average net assets	4.01%	[6]	4.82%		7.89%		4.26%		4.78%		4.30%	[6]
Ratio of net investment loss after fees waived including interest expense to average net assets	(3.43)%	[6]	(4.53)%		(7.57)%		(3.85)%		(4.29)%		(3.87)%	[6]

Ratios excluding the expenses and income of the Subsidiary:
Ratio of expenses before fees waived to average net assets	2.17%	[6]	2.20%		2.35%		2.35%		2.58%		2.55%	[6]
Ratio of expenses after fees waived to average net assets	1.90%	[6]	1.90%		2.10%		2.10%		2.10%		2.10%	[6]
Ratio of net investment loss before fees waived to average net assets	(1.57)%	[6]	(1.87)%		(1.94)%		(1.89)%		(1.86)%		(2.05)%	[6]
Ratio of net investment loss after fees waived to average net assets	(1.30)%	[6]	(1.57)%		(1.69)%		(1.64)%		(1.38)%		(1.60)%	[6]

Portfolio turnover rate	42%	[4]	40%		114%		98%		72%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. Returns shown do not include payment of a sales load of 5.50% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 18 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Ratios have been updated for additional disclosure.
[6]	Annualized.

See accomplanying Consolidated Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Period September 13, 2011* through December 31, 2011
Net asset value, beginning of period	$9.40		$10.24		$9.81		$9.54		$9.68		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.15)		(0.44)		(0.74)		(0.34)		(0.39)		(0.10)
Net realized and unrealized gain (loss) on investments	0.36		0.19		2.18		0.61		0.25		(0.22)
Total from investment operations	0.21		(0.25)		1.44		0.27		(0.14)		(0.32)

Less Distributions:
From net investment income	-		(0.59)		(1.01)		-		-		-
From net realized gain	-		-		-	[2]	-	[2]	-		-
Total distributions	-		(0.59)		(1.01)		-		-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.61		$9.40		$10.24		$9.81		$9.54		$9.68

Total return[3]	2.23%	[4]	(2.45)%		14.72%		2.83%		(1.45)%		(3.20)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,629		$91,560		$143,900		$83,482		$113,763		$212,616

Ratios including the expenses and income of the Subsidiary:
Ratio of expenses before fees waived including interest expense to average net assets	4.33%	[6]	5.20%		8.33%		4.67%		5.43%	[5]	5.50%	[5,6]
Ratio of expenses after fees waived including interest expense to average net assets	3.80%	[6]	4.61%		7.73%		4.08%		4.60%		4.11%	[6]
Ratio of expenses after fees waived excluding interest expense to average net assets	3.76%	[6]	4.57%		7.64%		4.01%		4.53%		4.05%	[6]
Ratio of net investment loss after fees waived including interest expense to average net assets	(3.18)%	[6]	(4.28)%		(7.32)%		(3.60)%		(4.05)%		(3.61)%	[6]

Ratios excluding the expenses and income of the Subsidiary:
Ratio of expenses before fees waived to average net assets	1.92%	[6]	1.95%		2.10%		2.10%		2.33%		2.30%	[6]
Ratio of expenses after fees waived to average net assets	1.65%	[6]	1.65%		1.85%		1.85%		1.85%		1.85%	[6]
Ratio of net investment loss before fees waived to average net assets	(1.32)%	[6]	(1.62)%		(1.69)%		(1.64)%		(1.61)%		(1.80)%	[6]
Ratio of net investment loss after fees waived to average net assets	(1.05)%	[6]	(1.32)%		(1.44)%		(1.39)%		(1.13)%		(1.35)%	[6]

Portfolio turnover rate	42%	[4]	40%		114%		98%		72%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Ratios have been updated for additional disclosure.
[6]	Annualized.

See accomplanying Consolidated Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
State Street/Ramius Managed Futures Strategy Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 15, 2014 the Fund was known as Ramius Trading Strategies Managed Futures Fund. The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the State Street/Ramius Managed Futures Strategy Fund include the account of Ramius Trading Strategies MF Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The State Street/Ramius Managed Futures Strategy Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”). Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund. The inception date of the Subsidiary was September 20, 2011. As of June 30, 2016, total assets of the Fund were $93,218,648, of which $17,424,036, or approximately 18.7%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

 (b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Segregated Cash and Due from Broker
The Fund is required to segregate cash held as collateral with UMB Bank, n.a. to cover forward foreign currency contracts outstanding and can be found on the Consolidated Statement of Assets and Liabilities (“SAL”) as “Segregated cash at Custodian”. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets which act as collateral (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. The initial margin for futures contracts is held with Morgan Stanley & Co., LLC and can be found on the SAL as “Segregated cash at Broker”.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The “Due from Broker” line on the SAL consists of U.S. and foreign currency deposited at Morgan Stanley & Co., LLC used for executing trades in relation to futures contracts.

Market value of foreign currency within the above accounts totaled $(241,305) (cost of $(236,277)).

(d) Forward Contracts
The Fund may utilize forward foreign currency contracts (“Forward Contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Fund purchases or writes an option, an amount equal to the premium paid or received by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

Transactions in written futures options contracts for the six months ended June 30, 2016 were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2015	-	$-
Options written	417	245,662
Options exercised	-	-
Options closed	(93)	(70,493)
Options expired	(92)	(39,326)
Outstanding at June 30, 2016	232	$135,843

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

(g) Investment and Associated Risks
In general, the Fund’s investment strategies involve greater risks than the strategies used by typical mutual funds. During the normal course of business, the Subsidiary purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Managed futures strategy/commodities risk. Exposure to the commodities markets (including financial futures markets) through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds and have recently experienced periods of significant volatility. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including: changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Derivatives risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. The value of a derivative depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to derivatives trading. However, derivatives trading is subject to a number of additional risks. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the over-the-counter markets or on non-U.S. exchanges. A small investment in derivative instruments could have a potentially large impact on the Fund’s performance.

Market risk. The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Counterparty, commodities future merchant and prime brokerage risk. Changes in the credit quality of the companies that serve as the Fund’s prime brokers, commodities future merchants or counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as prime brokers or counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced such entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships. If a prime broker, commodities future merchant or counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Liquidity risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Currency risk. The Fund may invest directly or indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. Where the Fund has tried to hedge its exposure to a decline in the value of a foreign currency relative to the U.S dollar, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates for foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in such currencies. Foreign currencies also are subject to risks caused by, among other factors, inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Tax risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the IRS has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.” It is possible that the Fund will from time to time make investments in commodities and commodity-linked derivatives directly, rather than through the Subsidiary, and therefore it is possible that some of the Fund’s income will not constitute “qualifying income.” The IRS has indicated in another revenue ruling that income from certain instruments, such as certain structured notes, that create commodity exposure may constitute “qualifying income,” and it has issued private letter rulings holding that income derived from certain commodity-linked notes constitutes “qualifying income.” In addition, the IRS has issued private letter rulings concluding that income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.”

Each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent. Moreover, the Fund understands that the IRS has recently suspended the issuance of such rulings and is reviewing its policy in this area. The Fund has not applied for or received such a ruling from the IRS, and has not determined whether to seek such a ruling if the IRS were to resume issuing such rulings. The Fund intends to take the position that income from its investments in commodity-linked notes and in the Subsidiary will constitute “qualifying income.” In the absence of a ruling, however, there can be no certainty in this regard. It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.” The tax treatment of the Fund’s investment in commodity-linked notes or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations. If income derived by the Fund from its investments in commodity-linked notes and in the Subsidiary does not constitute “qualifying income,” the Fund will most likely not qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income. If future legislation, Treasury regulations or IRS guidance prevents the Fund from treating its income from its investments in commodity-linked notes or in the Subsidiary as “qualifying income,” the Fund and the Advisor will consider what action to take, including potentially liquidating the Fund.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

(h) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund and the Trading Entities are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2012-2015, and as of and during the six months ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Trading Strategies LLC (the “Advisor”). The Advisor is registered with the CFTC as a commodity pool operator (“CPO”) and has been since prior to the Fund’s inception. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.35% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any (i) Subsidiary and Trading Entity expenses, (ii) acquired fund fees and expenses, (iii) interest, (iv) taxes, (v) dividends on short positions, (vi) brokerage commissions, (vii) front-end or contingent deferred loads, (viii) expenses incurred in connection with any merger or reorganization and (ix) extraordinary expenses such as litigation expenses) do not exceed 1.90% and 1.65% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until April 30, 2017, and may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary. The Subsidiary has agreed to pay the Advisor a monthly advisory fee at the annual rate of 1.35% of the Subsidiary’s average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. The Subsidiary advisory fee in the amount of $251,084 incurred and waived for the six months ended June 30, 2016 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations.

For the six months ended June 30, 2016, the Advisor waived $125,827 of its advisory fees for the Fund and $124,856 of its advisory fees for the Subsidiary. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, fall below the expense limit at which they are waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to not seek reimbursement of the advisory fees waived for the Subsidiary. At June 30, 2016, the amount of these potentially recoverable expenses was $1,055,295. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2016	$272,665
2017	253,507
2018	403,296
2019	125,827
Total	$1,055,295

Effective September 15, 2014, SSgA Funds Management, Inc. (“SSgA FM”), a wholly-owned subsidiary of State Street Corporation (“State Street”), has been appointed as Sub-Advisor with respect to the management of the fixed income strategy portfolio of the Fund. SSgA FM replaced Horizon Cash Management LLC in that capacity. SSgA FM has also been appointed as Sub-Advisor with respect to the management of the Fund’s overall investment program, including management of the assets of the Fund’s Subsidiary and determination of the portion of the Fund’s assets to be allocated to the Subsidiary. William Marr and Alexander Rudin, the portfolio managers of the Fund since its September 13, 2011 inception, have become employees of SSgA FM where they continue as portfolio managers of the Fund.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Under the Sub-Advisory Agreement with respect to management of the fixed income portfolio, the Fund will pay SSgA FM an annual sub-advisory fee, calculated daily and payable monthly, on the average daily net assets of the fixed income portfolio equal to 0.0825% for the first $250 million of portfolio assets, 0.0750% for the next $250 million of portfolio assets and 0.0600% for any additional amounts over $500 million of portfolio assets.

Under the Sub-Advisory Agreement with respect to the Fund’s overall investment program, the Advisor will pay SSgA FM annual sub-advisory fees, calculated daily and payable monthly, calculated as a percentage of the “net advisory fee” received by the Advisor on a calendar year basis equal to 30% of the first $1.2 million of the net advisory fee, 50% of the next $3.8 million of the net advisory fee, and 70% of the net advisory fee above $5 million.

During the six months ended June 30, 2016, the Subsidiary engaged BH-DG Systematic Trading LLC, Fulcrum Asset Management Limited/Fulcrum Asset Management LLP (“Fulcrum”), IPM Informed Portfolio Management AB (“IPM”), Lynx Asset Management AB (“Lynx”), PGR Capital LLP (“PGR”), QMS Capital Management LP (“QMS”), and Winton Capital Management Limited (“Winton”); each a CTA, to provide advisory services.

Pursuant to the terms of the Advisory Agreement with the Subsidiary, each CTA is entitled to receive a management fee, accrued daily and paid monthly, based on its assigned “Trading Level”. The “Trading Level” is defined as the Trading Advisor’s strategy exposure allocated to the CTA by the Trading Entity for such period. Total management fees charged to the Subsidiary for the six months ended June 30, 2016 ranged between 0% - 2% and are reported as “Trading entity fees” on the Consolidated Statement of Operations.

The CTAs are entitled to receive an incentive fee, payable quarterly or semi-annually (each an “Incentive Fee Calculation Date”), in respect of each of the CTA portfolios. Incentive fees are based on the “New Trading Profits” at the end of each Incentive Fee Calculation Date. “New Trading Profits” equals the excess (if any) of the aggregate Net Asset Value of the CTA portfolio (excluding any interest income earned by the CTA) as of the current incentive Fee Calculation Date over the “High Water Mark”. The “Net Asset Value” of the CTA portfolio is determined by deducting aggregate liabilities, including all accrued liabilities, from the total aggregate assets of the portfolio. The “High Water Mark” (adjusted for capital contributions to, and withdrawals from, the CTA) shall be equal to the highest aggregate Net Asset Value of the portfolio after the reduction for the incentive fee then paid, as of any preceding Incentive Fee Calculation Date. Total incentive fees charged to the Subsidiary for the six months ended June 30, 2016 ranged between 0% and 20% and are reported as “Trading entity fees” on the Consolidated Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, the Subsidiary’s fund accountant and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2016, are reported on the Consolidated Statement of Operations.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2016, the cost of investments on a tax basis and gross unrealized appreciation and depreciation on investments at the Fund level for federal income tax purposes were as follows:

Cost of investments	$72,509,764

Gross unrealized appreciation	$59,767
Gross unrealized depreciation	(4,585)
Net unrealized appreciation on investments	$55,182

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$20,478
Undistributed long-term capital gains	-
Tax accumulated earnings	20,478

Accumulated capital and other losses	$(6,658)

Net unrealized appreciation (depreciation) on:
Investments	(47,534)
Foreign currency translations	(3,976)
Futures contracts	(432,651)
Forward foreign currency contracts	368,840
Other differences	13,648,676
Total accumulated earnings	$13,547,175

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, and other adjustments at the Subsidiary level. These differences may or may not be utilized in future tax years.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2015, the Fund had $6,658 of Post-October capital losses.

The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 for the Fund was as follows:

Distribution paid from:	2015	2014
Ordinary income	$5,860,188	$13,812,336
Long-term capital gains	3,766	25,174
Total distributions paid	$5,863,954	$13,837,510

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

For U.S. federal income tax purposes, the Subsidiary is treated as a corporation and each of the Trading Entities is treated as a “disregarded entity”. As a result, the Subsidiary is treated as conducting the activities, and recognizing the income, of each Trading Entity. The Subsidiary is subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income”). In addition, the Subsidiary is subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount”, as defined in Section 884 of the Code, attributable to effectively connected income. The activities of the Subsidiary and the Trading Entities are conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. In this regard, Section 864(b) of the Code provides that trading in commodities for one‘s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income in the future. The imposition of U.S. federal tax on the Subsidiary‘s effectively connected income could significantly reduce the Fund‘s returns.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2016 and the year ended December 31, 2015, the Fund received $264 and $2,124 respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term investments and Subsidiary activity, were $10,406,810 and $20,723,020, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended June 30, 2016, distribution fees incurred with respect to Class A shares are disclosed on the Consolidated Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3[2]	Total
Assets
Investments
Certificate of Deposits	$-	$7,007,745	$-	$7,007,745
Commercial Paper	-	32,568,092	-	32,568,092
Corporate Bonds	-	17,807,722	-	17,807,722
U.S. Government and Agencies	-	3,507,115	-	3,507,115
U.S. Treasury Bills	-	4,245,733	-	4,245,733
U.S. Treasury Notes	-	7,159,032	-	7,159,032
Purchased Options Contracts	13,010	214,375	-	227,385
Short-Term Investments	269,507	-	-	269,507
Total Investments	$282,517	$72,509,814	$-	$72,792,331
Other Financial Instruments[1]
Forward Foreign Currency Contracts	$-	$1,252,714	$-	$1,252,714
Futures Contracts	4,340,379	-	-	4,340,379
Total Assets	$4,622,896	$73,762,528	$-	$78,385,424

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3[2]	Total
Liabilities
Written Options Contracts	$45,500	$1,920	$-	$47,420
Other Financial Instruments[1]
Forward Foreign Currency Contracts	-	502,594	-	502,594
Futures Contracts	2,300,348	-	-	2,300,348
Total Liabilities	$2,345,848	$504,514	$-	$2,850,362

[1]	Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
[2]	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts, forward contracts and options contracts during the six months ended June 30, 2016.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2016 by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Consolidated Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/ depreciation	Commodity contracts	$-	$-
on forward foreign currency contracts	Equity contracts	-	-
	Foreign exchange contracts	1,252,714	502,594
	Interest rate contracts	-	-
	Volatility contracts	-	-
Total		$1,252,714	$502,594

Unrealized appreciation/ depreciation	Commodity contracts	$490,708	$242,070
on open futures contracts	Equity contracts	644,066	511,582
	Foreign exchange contracts	793,143	215,345
	Interest rate contracts	2,412,137	1,331,351
	Volatility contracts	325	-
Total		$4,340,379	$2,300,348

Purchased/written options contracts,	Commodity contracts	$-	$-
at value	Equity contracts	7,250	1,550
	Foreign exchange contracts	220,135	45,870
	Interest rate contracts	-	-
Total		$227,385	$47,420

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Foreign Currency Contracts	Futures Contracts	Purchased Options Contracts	Written Options Contracts
Commodity contracts	$-	$(588,016)	$(3,935)	$-
Equity contracts	-	(3,123,541)	(104,171)	17,982
Foreign exchange contracts	249,386	2,671,739	114,883	(25,037)
Interest rate contracts	-	1,422,704	8,156	-
Volatility contracts	-	-	-	-
Total	$249,386	$382,886	$14,933	$(7,055)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Foreign Currency Contracts	Futures Contracts	Purchased Options Contracts	Written Options Contracts
Commodity contracts	$-	$236,876	$-	$-
Equity contracts	-	374,141	(16,791)	8,659
Foreign exchange contracts	381,280	25,205	23,915	79,764
Interest rate contracts	-	1,836,135	-	-
Volatility contracts	-	325	-	-
Total	$381,280	$2,472,682	$7,124	$88,423

The quarterly average volumes of derivative instruments as of June 30, 2016 are as follows:

Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Written Options Contracts	Long Forward Foreign Currency Contracts Fair Value	Short Forward Foreign Currency Contracts Fair Value
Commodity contracts	149	393	-	-	-	-
Equity contracts	498	366	17	17	-	-
Foreign exchange contracts	358	501	65	71	35,749,373	36,891,078
Interest rate contracts	1,529	889	-	-	-	-
Volatility contracts	-	2	-	-	-	-

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The Fund’s SAL presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument / Consolidated Statement of Assets and Liabilities Category	Gross Amounts Recognized in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open forwards contracts – asset receivable	$1,252,714	$(502,594)	$-	$750,210
Unrealized depreciation on open forwards contracts – liability payable	502,594	(502,594)	-	-
Unrealized appreciation on open futures contracts – asset receivable	4,340,379	(2,300,348)	-	2,040,031
Unrealized depreciation on open futures contracts – liability payable	2,300,348	(2,300,348)	-	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements with Morgan Stanley which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Note 13 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 14 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

State Street/Ramius Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements, Sub-Advisory Agreements and Trading Advisory Agreements
At an in-person meeting held on June 7-9, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the following agreements with respect to the State Street/Ramius Managed Futures Strategy Fund series of the Trust (the “Fund”) for additional one-year terms:

•	the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Ramius Trading Strategies LLC (the “Investment Advisor”) with respect to the Fund,

•	the Investment Advisory Agreement (the “Subsidiary Agreement”) between Ramius Trading Strategies MF LTD, the Fund’s wholly-owned subsidiary (the “Subsidiary”), and the Investment Advisor,

•	the Sub-Advisory Agreement among the Investment Advisor, SSgA Funds Management, Inc. (the “Sub-Advisor”) and the Trust on behalf of the Fund with respect to the portion of the Fund’s assets that is not invested in the Fund’s managed futures strategy or used as margin for Fund investments (such portion, the “Fixed Income Portfolio”),

•	the Sub-Advisory Agreement (together with the Sub-Advisory Agreement discussed above, the “Sub-Advisory Agreements”) among the Investment Advisor, the Sub-Advisor, the Trust on behalf of the Fund, and the Subsidiary with respect to the Fund’s investment program, including management of the assets of the Subsidiary and determination of the portion of the Fund’s assets to be allocated to the Subsidiary (collectively the “Investment Program”), and

•	the Trading Advisory Agreements (the “Trading Advisory Agreements”) between each of Fulcrum Asset Management LLP (“Fulcrum”) and IPM Informed Portfolio Management AB (“IPM”) (each a “Trading Advisor” and together the “Trading Advisors”) and a corresponding wholly-owned subsidiary of the Subsidiary (each a “Trading Entity” and together the “Trading Entities”), each of which invests solely in commodity interests.

The Advisory Agreement, the Subsidiary Agreement, the Sub-Advisory Agreements and the Trading Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In approving the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that renewal of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund, the Subsidiary, the Trading Entities, and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, the Trading Advisors and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor, the Sub-Advisor and the Trading Advisors; information regarding the background and experience of relevant personnel providing services to the Fund, the Subsidiary and the Trading Entities; reports comparing the performance of the Fund with returns of the SG CTA Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Managed Futures fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2016; reports comparing the investment advisory fees and total expenses of the Fund with those of funds in the Peer Group and the Fund Universe; and information about the Investment Advisor’s, the Sub-Advisor’s and the Trading Advisors’ policies and procedures, including their compliance manuals and brokerage and trading procedures, as applicable.

State Street/Ramius Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board met with representatives of the Investment Advisor and the Sub-Advisor and considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor, the Sub-Advisor or the Trading Advisors were present during the Board’s final consideration of the Fund Advisory Agreements.

In approving renewal of the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Ramius Trading Strategies, LLC

Nature, Extent and Quality of Services
The Trustees considered information included in the meeting materials regarding the performance of the Fund. The materials they reviewed indicated that the annualized total return of the Fund for the three-year period was above the BofA Merrill Lynch US Treasury Bill 3-Month Index return, the Fund Universe median return and the Peer Group median return, but below the SG CTA Index return by 0.36%. For the one-year period, the Fund’s total return was above the Peer Group median return, but below the BofA Merrill Lynch US Treasury Bill 3-Month Index return, the SG CTA Index return, and the Fund Universe median return by 5.63%, 3.90%, and 0.75%, respectively. The Trustees considered the Investment Advisor’s observations that the second quarter of 2015 was the most volatile quarter during the year ended March 31, 2016, and that during that quarter, several trends that had previously been beneficial to the Fund had reversed, including trend reversals in equities and global bonds, energy-related commodities, and the U.S. dollar. The Trustees also noted the Investment Advisor’s belief that the Fund’s performance for the one-year period is within the expected risk profile of the Fund.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund and the Subsidiary. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund and the Subsidiary, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund and the Subsidiary. The Board also considered the respective roles of the Investment Advisor, the Sub-Advisor and the Trading Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor and the Trading Advisors with respect to the Fund’s operations, including monitoring the investment and trading activities of the Trading Advisors, and monitoring the Fund’s compliance with its investment policies. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund and the Subsidiary are sufficient for renewal of the Advisory Agreement.

State Street/Ramius Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund. The meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor), including sub-advisory fees paid directly by the Fund to the Sub-Advisor, were higher than the Peer Group and Fund Universe medians by 0.06% and 0.085%, respectively. The Trustees observed that the Investment Advisor does not manage any other client assets using the same strategies as those of the Fund, and therefore the Board could not compare the Fund’s advisory fees to those charged by the Investment Advisor to other clients.

The Board noted that the Subsidiary pays the Investment Advisor compensation at the same fee rate as that of the Fund, but that the Investment Advisor has agreed to waive advisory fees with respect to the Fund in an amount equal to the fees it receives from the Subsidiary, so that the Investment Advisor does not receive multiple management fees with respect to the Fund’s assets. The Trustees also considered the Investment Advisor’s services to the Fund as the Fund’s investment advisor, including among other services, oversight of the Sub-Advisor, each Trading Entity and all Fund operational cash movements, preparation of an application to the Securities and Exchange Commission to permit the addition of future trading advisors without the necessity of shareholder meetings, review and approval of the Fund’s daily net asset value per share, negotiation of the Fund’s Trading Advisory Agreements, review of the Fund’s various regulatory filings, and operational due diligence, legal, compliance and back office operations support.

The meeting materials indicated that the total expenses paid by the Fund (net of fee waivers by the Investment Advisor) were the same as the Peer Group median and slightly above the Fund Universe median by 0.01%. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement and the Subsidiary Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund and the Subsidiary.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended March 31, 2016, noting that the Investment Advisor had waived a significant portion of its fees, and that the Investment Advisor had not realized a profit with respect to the Fund. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, effective May 1, 2016, the Investment Advisor had reduced the annual cap on total annual fund operating expenses for each class of the Fund by 0.06% of average daily net assets.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement and the Subsidiary Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement and the Subsidiary Agreement.

State Street/Ramius Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

SSGA Funds Management, Inc.

Nature, Extent and Quality of Services

The Board considered the services provided by the Sub-Advisor to the Fund. Information regarding the performance of the Fund is described above. The meeting materials also included information regarding the performance of the Fixed Income Portfolio. The materials they reviewed indicated that the total return of the Fund for the one-year period was slightly below the return of the J.P. Morgan Three-Month U.S. Dollar LIBOR Index, by 0.02%, and that the annualized total return for the period since September 15, 2014, when the Sub-Advisor began providing sub-advisory services to the Fund, was below the return of the Index by 0.05%.

The Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, the strategies implemented by the Sub-Advisor in managing the Fund, and the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, as well as its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Sub-Advisor to the Fund are sufficient for renewal of the Sub-Advisory Agreement.

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Fund, noting that the Investment Advisor pays out of its advisory fees the Sub-Advisor’s sub-advisory fee for managing the Investment Program, and that the Fund pays the Sub-Advisor directly for managing the Fixed Income Portfolio. In considering the Fund’s sub-advisory fees, the Board considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor to the Fund. The Board noted that sub-advisory fees with respect to the Investment Program increase as the Fund’s assets increase, and considered the Investment Advisor’s expectation that as the Fund’s assets increase, the Sub-Advisor’s relative responsibilities, which include recommending and performing investment due diligence with respect to Trading Advisors, would increase. The Board noted that the Sub-Advisor does not provide advisory services to any other clients using the Fund’s managed futures strategy and therefore the Board did not have a good basis of comparison with other clients of the Sub-Advisor for evaluating its sub-advisory fees for managing the Investment Program.

The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under each Sub-Advisory Agreement was fair and reasonable in light of the services provided by the Sub-Advisor to the Fund.

Profitability and Benefits to the Sub-Advisor

The Board also considered information relating to the Sub-Advisor’s costs and profits with respect to the Fund for the year ended December 31, 2015, noting that the Sub-Advisor had not realized a profit with respect to the Fund. The Board also considered the potential benefits received by the Sub-Advisor as a result of its relationship with the Fund (other than the receipt of sub-advisory fees), including any research made available to the Sub-Advisor by broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

State Street/Ramius Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Sub-Advisory Agreements.

Trading Advisors

Nature, Extent and Quality of Services
The Board’s observations with respect to the Fund’s performance are described above. The Board reviewed information provided by the Investment Advisor regarding the performance of the Trading Entity managed by each Trading Advisor, noting that the Investment Advisor was recommending the renewal of the Trading Advisory Agreement with each Trading Advisor. The meeting materials reviewed by the Board indicated as follows:

•	During the year ended March 31, 2016, the Fund allocated assets to Fulcrum for a total of six months, and of those six months, the total return of the portfolio managed by Fulcrum exceeded the return of the SG CTA Index for three months, and was less than the return of the Index for the other three months. The Trustees noted that the Fund had not allocated any assets to Fulcrum from August 1, 2015, through January 31, 2016, that effective February 1, 2016, the Fund allocated assets to a strategy managed by Fulcrum that was different from the previous strategy used by Fulcrum to manage the Fund’s assets, and that the performance record for the new strategy was short and that review of the portfolio’s performance over a longer period would be more meaningful.

•	For the one-year period ended March 31, 2016, the total return of the portfolio managed by IPM exceeded the return of the SG CTA Index. For the one-, three- and five-year periods, the annualized total returns of a portfolio managed by IPM using the same strategies it used to manage the Fund’s assets were above the returns of the Credit Suisse Hedge Fund Index, Credit Suisse Macro Index, and the Barclays CTA Index.

The Board also considered the overall quality of services provided by the Trading Advisors to the Fund. In doing so, the Board considered the Trading Advisors’ specific responsibilities in management of the Trading Entities, including the Trading Advisors’ day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Trading Entities. The Board also considered the overall quality of the Trading Advisors’ organizations and operations and the Trading Advisors’ compliance structures and procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each Trading Advisor to the Fund through the Trading Entity it manages were sufficient for renewal of the Trading Advisory Agreement.

Advisory Fees and Other Benefits
The Board reviewed information regarding the advisory fees charged by each Trading Advisor with respect to the Fund and observed that those fees were consistent with the fees charged by the Trading Advisors to their other clients. The Board noted that each Trading Advisor is paid by the Trading Entity (which is a wholly-owned subsidiary of the Subsidiary) that it manages. The Board also considered the potential benefits received by each Trading Advisor as a result of its relationship with the Fund (other than the fees paid to the Trading Advisor), including research services that may be made available to it by broker-dealers or futures commission merchants providing execution services for the Trading Entity it manages, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board and the Independent Trustees concluded that the compensation payable to each Trading Advisor under its Trading Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Trading Advisor provides to the Fund through its Trading Entity.

State Street/Ramius Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Trading Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Trading Advisory Agreements.

State Street/Ramius Managed Futures Strategy Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class A	Actual Performance	$1,000.00	$1,021.30	$20.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,004.71	20.20
Class I	Actual Performance	1,000.00	1,022.30	19.12
	Hypothetical (5% annual return before expenses)	1,000.00	1,005.96	18.96

*	Expenses are equal to the Fund’s annualized expense ratio of 4.05% and 3.80% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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State Street/Ramius Managed Futures Strategy Fund
A series of Investment Managers Series Trust

Investment Advisor
Ramius Trading Strategies LLC
599 Lexington Avenue
 New York, New York 10022

Sub- Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
State Street/Ramius Managed Futures Strategy Fund – Class A	RTSRX	461 418 410
State Street/Ramius Managed Futures Strategy Fund – Class I	RTSIX	461 418 394

Privacy Principles of the State Street/Ramius Managed Futures Strategy Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the State Street/Ramius Managed Futures Strategy Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

State Street/Ramius Managed Futures Strategy Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2016